Share capital - New Issue and Secondary Offering (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Feb. 12, 2021 USD ($) shares	Feb. 27, 2020 USD ($) shares	Aug. 12, 2019 warrant $ / shares shares	Jun. 26, 2019 warrant $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)
Disclosure of classes of share capital [table]
Issuance of shares | $					$ 952,534	$ 130,933
Share issuance costs | $					$ 44,702	$ 6,315
Number of warrants exercised (in warrants) | warrant			61,403	37,500
Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares (in shares) | shares		4,695,000	54,604	31,647
Exercise price, warrants execrised (in USD per share) | $ / shares			$ 4.07	$ 4.00
Marketed public offering | Subordinate voting shares
Disclosure of classes of share capital [table]
Number of common shares issued, bought deal offering | shares	9,660,000
Issuance of shares (in shares) | shares	8,860,000
Issuance of shares | $	$ 620,200
Share issuance costs | $	$ 26,202
Marketed public offering, over-allotment option | Subordinate voting shares
Disclosure of classes of share capital [table]
Number of common shares issued, bought deal offering | shares	1,260,000
Marketed public offering, secondary sale | Subordinate voting shares
Disclosure of classes of share capital [table]
Issuance of shares (in shares) | shares	800,000
Proceeds from issue of ordinary shares | $	$ 56,000
Bought deal offering | Subordinate voting shares
Disclosure of classes of share capital [table]
Number of common shares issued, bought deal offering | shares		7,717,650
Issuance of shares | $		$ 130,933
Share issuance costs | $		5,595
Gross consideration secondary sale of common shares | $		$ 84,295
Common shares sold in secondary sale (in shares) | shares		3,022,650
Bought deal offering, over-allotment option | Subordinate voting shares
Disclosure of classes of share capital [table]
Number of common shares issued, bought deal offering | shares		1,006,650